Document And Entity Information	6 Months Ended
Jun. 30, 2024
Document Information Line Items
Entity Registrant Name	Tenon Medical, Inc.
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Central Index Key	0001560293
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Incorporation, State or Country Code	DE